7 INTANGIBLE ASSETS	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 7.  INTANGIBLE ASSETS:

We amortize our intangible assets that have finite lives using either the straight-line method or based on estimated future cash flows to approximate the pattern in which the economic benefit of the asset will be utilized. Amortization expense was $686,296 and $18,750 during the nine months ended September 30, 2016 and 2015, respectively. This amortization expense relates to customer lists, which expire through 2020.

The Company has its own software products, namely Simple APO, Langer Index, and IBP.  Total costs incurred for developing these products during the nine months ended September 30, 2016 was $55,104 and have an expected useful life of two years.

Of the acquisition consideration paid for Bellsoft, $1.81 million was for its customer list, which is considered an intangible asset that was acquired by the Company.

As of September 30, 2016, and December 31, 2015, capitalized intangible assets were as follows:

	September 30, 2016	December 31, 2015

Capitalized intangible assets	$9,533,867	$3,279,263
Accumulated amortization	(174,296)	(164,750)
Total intangible assets	$9,359,571	$3,114,513

NOTE 7.            INTANGIBLE ASSETS:

We amortize our intangible assets that have finite lives using either the straight-line method or based on estimated future cash flows to approximate the pattern in which the economic benefit of the asset will be utilized. Amortization expense was $139,750 and $25,000 during the nine-month and twelve-month periods ended December 31, 2015 and March 31, 2015 respectively. This amortization expense relates to customer lists, which expire through 2020.

Estimated annual amortization expense (including amortization expense associated with capitalized software costs) for the current year and the following four years ending December 31 is as follows:

Amortization Expense
(in thousands)

2016	$363
2017	$363
2018	$363
2019	$260

The Company has its own software products, namely Simple APO, Langer Index, and IBP.  Total costs incurred for developing these products during the nine months ended December 31, 2015 was $524,741 and have been capitalized. These costs will be amortized over the useful life once all substantial testing has been completed.

Of the acquisition consideration paid for Bellsoft $1.81 million was for its customer list, which is considered an intangible asset that was acquired by the Company.